Additional financial information to consolidated statement of financial position	12 Months Ended
Dec. 31, 2019
Additional financial information to consolidated statement of financial position [abstract]
Additional financial information to the consolidated statement of financial position
33	Additional financial information to the consolidated statement of financial position

As at 31 December 2019, the net current liabilities of the Group amounted to approximately RMB80,839 million (2018: RMB76,407 million). On the same date, total assets less current liabilities were approximately RMB286,630 million (2018: RMB281,697 million).